Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 163	$ 99	$ 485
Prepaid insurance	214	288	284
CIRM receivable	50		1,360
Other	343	249	225
Prepaid expenses and other current assets	$ 770	$ 636	$ 2,354